8. MARKETABLE SECURITIES (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Unrealized loss in available for sale securities, net of tax	R$ 56.3	R$ 26.0
Unrealized loss in available for sale securities,tax	(11.5)	(13.5)	R$ 1.8
Marketable securities, pledged as collateral	16.2	74.1
Restricted cash	R$ 535.6	R$ 645.9
Minerva [Member]
Disclosure of associates [line items]
Number of stocks	26,000,000
Stocks per value	R$ 10.65
Cofco Meat [Member]
Disclosure of associates [line items]
Number of stocks	77,583
Cofco Meat [Member] | USD
Disclosure of associates [line items]
Stocks per value	R$ 1.58